The Investment Company of America®
Investment portfolio
March 31, 2021
unaudited
Common stocks 93.80% Energy 5.69%	Shares	Value (000)
Baker Hughes Co., Class A	45,923,397	$992,405
Canadian Natural Resources, Ltd. (CAD denominated)	11,079,982	342,530
Chevron Corp.	12,629,055	1,323,399
ConocoPhillips	22,728,740	1,203,941
Diamondback Energy, Inc.	3,733,685	274,389
EOG Resources, Inc.	21,093,788	1,529,932
Exxon Mobil Corp.	2,665,333	148,806
Pioneer Natural Resources Company	850,368	135,055
Royal Dutch Shell PLC, Class B1	15,237,218	280,258
Schlumberger Ltd.	3,114,382	84,680
TC Energy Corp. (CAD denominated)[2]	5,782,305	265,074
		6,580,469
Materials 4.16%
Air Products and Chemicals, Inc.	195,118	54,895
BHP Group PLC[1]	13,463,462	388,708
Celanese Corp.	1,036,859	155,332
Dow Inc.	5,971,462	381,815
Freeport-McMoRan Inc.	16,378,915	539,358
International Flavors & Fragrances Inc.	2,686,106	375,007
Linde PLC	5,470,822	1,532,596
LyondellBasell Industries NV	2,120,379	220,625
Newmont Corp.	337,849	20,362
PPG Industries, Inc.	380,487	57,172
Rio Tinto PLC[1]	8,128,811	621,870
Sherwin-Williams Company	190,863	140,859
Vale SA, ordinary nominative (ADR)	18,741,797	325,732
		4,814,331
Industrials 8.81%
Carrier Global Corp.	26,941,134	1,137,455
Caterpillar Inc.	308,735	71,586
CSX Corp.	9,097,694	877,200
Cummins Inc.	449,086	116,363
Fortive Corp.	472,555	33,381
General Dynamics Corp.	5,557,008	1,008,930
General Electric Co.	106,267,315	1,395,290
Honeywell International Inc.	234,610	50,927
Illinois Tool Works Inc.	3,245,615	718,969
L3Harris Technologies, Inc.	3,169,684	642,432
Lockheed Martin Corp.	886,441	327,540
Norfolk Southern Corp.	435,477	116,934
Northrop Grumman Corp.	1,493,448	483,339
Otis Worldwide Corp.	3,057,163	209,263
Raytheon Technologies Corp.	18,294,358	1,413,605
RELX PLC[1]	3,178,715	79,744
Rolls-Royce Holdings PLC[1,3]	268,886,524	390,570
The Investment Company of America — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA1,2,3	944,518	$128,578
Stanley Black & Decker, Inc.	3,298,560	658,623
Waste Connections, Inc.	358,147	38,673
Waste Management, Inc.	2,318,094	299,080
		10,198,482
Consumer discretionary 9.82%
Airbnb, Inc., Class A2,3	51,466	9,672
Amazon.com, Inc.[3]	1,017,952	3,149,625
Aptiv PLC[3]	1,504,935	207,531
D.R. Horton, Inc.	348,988	31,102
Darden Restaurants, Inc.	967,005	137,315
EssilorLuxottica[1]	910,485	148,287
General Motors Company	25,683,996	1,475,802
Hasbro, Inc.[4]	7,132,043	685,532
Hilton Worldwide Holdings Inc.[3]	2,439,764	295,016
Home Depot, Inc.	9,486,161	2,895,651
Marriott International, Inc., Class A3	682,590	101,098
McDonald’s Corp.	2,750,820	616,569
NIKE, Inc., Class B	1,379,327	183,299
NVR, Inc.[3]	9,361	44,099
Royal Caribbean Cruises Ltd.	7,523,443	644,082
Sony Group Corp.[1]	2,848,400	299,884
Starbucks Corp.	812,685	88,802
Target Corp.	842,244	166,823
TJX Companies, Inc.	633,336	41,895
VF Corp.	824,634	65,905
YUM! Brands, Inc.	725,563	78,491
		11,366,480
Consumer staples 6.37%
Altria Group, Inc.	7,416,640	379,435
Anheuser-Busch InBev SA/NV1	2,812,378	177,308
British American Tobacco PLC[1]	18,657,504	713,633
Clorox Co.	574,617	110,832
Constellation Brands, Inc., Class A	192,759	43,949
General Mills, Inc.	5,839,897	358,103
Keurig Dr Pepper Inc.	28,101,990	965,865
Kraft Heinz Company[2]	733,606	29,344
Lamb Weston Holdings, Inc.	5,239,435	405,952
Mondelez International, Inc.	2,296,605	134,420
Nestlé SA1	6,044,246	673,664
PepsiCo, Inc.	3,581,476	506,600
Pernod Ricard SA1	955,398	179,349
Philip Morris International Inc.	26,926,812	2,389,485
Procter & Gamble Company	289,124	39,156
Reckitt Benckiser Group PLC[1]	2,937,001	263,129
		7,370,224
Health care 12.51%
Abbott Laboratories	25,613,176	3,069,483
AbbVie Inc.	5,755,237	622,832
AmerisourceBergen Corp.	367,152	43,350
Amgen Inc.	5,008,054	1,246,054
Anthem, Inc.	276,769	99,346
The Investment Company of America — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
AstraZeneca PLC[1]	458,281	$45,700
Baxter International Inc.	1,221,904	103,055
Centene Corp.[3]	267,667	17,107
Chugai Pharmaceutical Co., Ltd.[1]	3,587,300	145,995
Cigna Corp.	66,783	16,144
Daiichi Sankyo Company, Ltd.[1]	30,526,400	892,282
Danaher Corp.	1,309,597	294,764
DexCom, Inc.[3]	90,186	32,412
Edwards Lifesciences Corp.[3]	1,883,607	157,545
Eli Lilly and Company	500,925	93,583
Gilead Sciences, Inc.	21,427,466	1,384,857
GlaxoSmithKline PLC[1]	26,943,253	478,247
Humana Inc.	489,955	205,414
Johnson & Johnson	596,913	98,103
Medtronic PLC	3,948,453	466,431
Merck & Co., Inc.	11,081,414	854,266
Novartis AG1	2,422,971	206,977
Novo Nordisk A/S, Class B1	1,946,787	131,470
Roche Holding AG, nonvoting, non-registered shares[1]	581,372	187,922
Royalty Pharma PLC, Class A	8,185,111	357,034
Stryker Corp.	404,524	98,534
Teva Pharmaceutical Industries Ltd. (ADR)[3]	27,302,826	315,075
Thermo Fisher Scientific Inc.	1,923,692	877,934
UnitedHealth Group Inc.	4,996,689	1,859,118
Zimmer Biomet Holdings, Inc.	477,727	76,474
		14,477,508
Financials 8.49%
AIA Group Ltd.[1]	29,861,000	363,274
American International Group, Inc.	23,558,917	1,088,658
Aon PLC, Class A	1,114,784	256,523
Arthur J. Gallagher & Co.	1,931,050	240,937
Bank of America Corp.	2,216,800	85,768
BlackRock, Inc.	272,759	205,649
Chubb Ltd.	3,253,403	513,940
Citigroup Inc.	16,454,291	1,197,050
Citizens Financial Group, Inc.	976,277	43,103
CME Group Inc., Class A	790,909	161,527
Discover Financial Services	2,814,191	267,320
Great-West Lifeco Inc. (CAD denominated)	9,367,117	249,253
JPMorgan Chase & Co.	15,289,598	2,327,535
KeyCorp	1,279,388	25,562
Marsh & McLennan Companies, Inc.	473,975	57,730
PNC Financial Services Group, Inc.	9,103,188	1,596,790
S&P Global Inc.	1,701,365	600,361
The Blackstone Group Inc.	719,076	53,593
Travelers Companies, Inc.	2,330,264	350,472
Truist Financial Corp.	1,374,880	80,183
Wells Fargo & Company	1,430,000	55,870
		9,821,098
Information technology 19.09%
Accenture PLC, Class A	2,446,711	675,904
Adobe Inc.[3]	684,967	325,613
Amphenol Corp., Class A	11,182,050	737,680
The Investment Company of America — Page 3 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Analog Devices, Inc.	1,239,004	$192,145
Apple Inc.	13,732,225	1,677,391
Applied Materials, Inc.	906,453	121,102
ASML Holding NV1	1,425,962	869,750
Broadcom Inc.	10,324,953	4,787,268
Cognizant Technology Solutions Corp., Class A	2,200,532	171,906
Fidelity National Information Services, Inc.	1,908,967	268,420
Global Payments Inc.	1,508,994	304,183
GoDaddy Inc., Class A3	466,251	36,190
Intel Corp.	10,826,247	692,880
Intuit Inc.	232,082	88,901
KLA Corp.	649,870	214,717
Mastercard Inc., Class A	3,632,438	1,293,330
Microsoft Corp.	32,808,760	7,735,321
NetApp, Inc.	2,546,778	185,074
Okta, Inc., Class A3	214,920	47,375
Paychex, Inc.	210,870	20,669
PayPal Holdings, Inc.[3]	143,977	34,963
QUALCOMM Inc.	557,119	73,868
Samsung Electronics Co., Ltd.[1]	6,000,000	433,387
ServiceNow, Inc.[3]	1,401,376	700,842
SS&C Technologies Holdings, Inc.	1,403,784	98,082
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	2,483,000	51,630
Visa Inc., Class A	1,167,013	247,092
		22,085,683
Communication services 14.00%
Activision Blizzard, Inc.	1,342,575	124,860
Alphabet Inc., Class A3	1,263,920	2,606,860
Alphabet Inc., Class C3	694,607	1,436,885
Charter Communications, Inc., Class A3	635,248	391,961
Comcast Corp., Class A	73,350,810	3,969,012
Facebook, Inc., Class A3	16,186,633	4,767,449
Netflix, Inc.[3]	5,142,076	2,682,415
Omnicom Group Inc.	1,748,833	129,676
Vodafone Group PLC[1]	47,750,587	86,896
		16,196,014
Utilities 2.89%
AES Corp.	13,210,546	354,175
American Electric Power Company, Inc.	2,391,315	202,544
CenterPoint Energy, Inc.	2,605,099	59,006
CMS Energy Corp.	3,291,936	201,532
Consolidated Edison, Inc.	1,247,461	93,310
Dominion Energy, Inc.	3,107,750	236,065
Edison International	3,506,317	205,470
Enel SpA[1]	22,980,872	229,613
Entergy Corp.	464,556	46,209
Exelon Corp.	8,083,457	353,570
NextEra Energy, Inc.	5,235,399	395,849
PG&E Corp.[3]	44,739,629	523,901
Sempra Energy	2,490,360	330,172
Xcel Energy Inc.	1,707,622	113,574
		3,344,990
The Investment Company of America — Page 4 of 9

unaudited
Common stocks (continued) Real estate 1.97%	Shares	Value (000)
Alexandria Real Estate Equities, Inc. REIT	1,603,419	$263,442
American Tower Corp. REIT	2,004,913	479,294
Crown Castle International Corp. REIT	4,530,499	779,835
Equinix, Inc. REIT	274,576	186,599
Prologis, Inc. REIT	1,900,095	201,410
SBA Communications Corp. REIT	1,329,920	369,119
		2,279,699
Total common stocks (cost: $61,750,959,000)		108,534,978
Preferred securities 0.20% Financials 0.20%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[3]	20,358,549	112,990
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[3]	22,657,719	114,195
		227,185
Total preferred securities (cost: $360,454,000)		227,185
Convertible stocks 0.23% Consumer discretionary 0.13%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	956,552	151,030
Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	27,744	40,908
Utilities 0.06%
AES Corp., convertible preferred units, 6.875% 2024	424,900	43,892
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	460,717	26,450
		70,342
Total convertible stocks (cost: $193,671,000)		262,280
Convertible bonds & notes 0.15% Consumer discretionary 0.15%	Principal amount (000)
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[5]	$114,766	161,878
Royal Caribbean Cruises Ltd., convertible notes, 2.875% 2023[5]	8,527	11,119
		172,997
Total convertible bonds & notes (cost: $127,527,000)		172,997
Bonds, notes & other debt instruments 0.05% Corporate bonds, notes & loans 0.05% Consumer discretionary 0.05%
Royal Caribbean Cruises Ltd. 11.50% 2025[5]	48,800	56,974
Total bonds, notes & other debt instruments (cost: $47,620,000)		56,974
The Investment Company of America — Page 5 of 9

unaudited
Short-term securities 4.36% Money market investments 4.34%	Shares	Value (000)
Capital Group Central Cash Fund 0.08%[4,6]	50,225,821	$5,023,084
Money market investments purchased from securities lending collateral 0.02%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[6,7]	7,000,000	7,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[6,7]	7,000,000	7,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[6,7]	7,000,000	7,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,7]	3,337,704	3,338
Capital Group Central Cash Fund 0.08%[4,6,7]	11,130	1,113
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[6,7]	1,425	2
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[6,7]	1,140	1
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[6,7]	1,283	1
		25,455
Total short-term securities (cost: $5,047,899,000)		5,048,539
Total investment securities 98.79% (cost: $67,528,130,000)		114,302,953
Other assets less liabilities 1.21%		1,402,752
Net assets 100.00%		$115,705,705
Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Common stocks 0.59%
Consumer discretionary 0.59%
Hasbro, Inc.	$709,683	$—	$43,723	$2,403	$17,169	$685,532	$5,159
Consumer staples 0.00%
Lamb Weston Holdings, Inc.[8]	790,669	—	382,693	134,256	(136,280)	—	2,249
Total common stocks						685,532
Short-term securities 4.34%
Money market investments 4.34%
Capital Group Central Cash Fund 0.08%[6]	4,123,032	4,053,421	3,153,369	1	(1)	5,023,084	1,039
Money market investments purchased from securities lending collateral 0.00%
Capital Group Central Cash Fund 0.08%[6,7]	—	—[9]	—[9]	—[9]	—[9]	1,113	—[9]
Total short-term securities						5,024,197
Total 4.93%				$136,660	$(119,112)	$5,709,729	$8,447
The Investment Company of America — Page 6 of 9

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,468,125,000, which represented 7.32% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $32,688,000, which represented .03% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $229,971,000, which represented .20% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 3/31/2021.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Unaffiliated issuer at 3/31/2021.
[9]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
The Investment Company of America — Page 7 of 9

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
The Investment Company of America — Page 8 of 9

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,300,211	$280,258	$—	$6,580,469
Materials	3,803,753	1,010,578	—	4,814,331
Industrials	9,599,590	598,892	—	10,198,482
Consumer discretionary	10,918,309	448,171	—	11,366,480
Consumer staples	5,363,141	2,007,083	—	7,370,224
Health care	12,388,915	2,088,593	—	14,477,508
Financials	9,457,824	363,274	—	9,821,098
Information technology	20,730,916	1,354,767	—	22,085,683
Communication services	16,109,118	86,896	—	16,196,014
Utilities	3,115,377	229,613	—	3,344,990
Real estate	2,279,699	—	—	2,279,699
Preferred securities	227,185	—	—	227,185
Convertible stocks	262,280	—	—	262,280
Convertible bonds & notes	—	172,997	—	172,997
Bonds, notes & other debt instruments	—	56,974	—	56,974
Short-term securities	5,048,539	—	—	5,048,539
Total	$105,604,857	$8,698,096	$—	$114,302,953
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-004-0521O-S78090	The Investment Company of America — Page 9 of 9